Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Domini International Social Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-15 under the heading “How Sales Charges Are Calculated for Class A Shares” and in the Fund’s Statement of Additional Information (“SAI”) on page 34 under the heading “Additional Information Regarding Class A Sales Charges.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries other than the U.S and at least 40% of the Fund’s assets will be invested in companies tied economically to countries outside the U.S. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. The Fund will primarily invest in companies tied economically to developed market countries throughout the world (or equivalent shares such as ADRs or other securities representing underlying shares of foreign companies) but may invest up to 10% of its assets in companies tied economically to emerging-market countries. Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see page 43 in the Fund’s prospectus under the heading “Socially Responsible Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses a proprietary quantitative model to select investments from among those which Domini has notified the subadviser are eligible for investment.
Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.

  Country Risk. The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but it may hold a large number of securities with exposure to a single country. Such exposure would increase the risk that economic, political, and social conditions in a country will have a significant impact on Fund performance.

  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.

  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.

  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards, which may negatively impact Fund performance. This may lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.

  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any individual security or derivative position.

  Mid-to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.

  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

  Sector Concentration Risk. The Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to the risks particular to that sector than a fund without the same focus.

  Socially Responsible Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.

  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s last valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for the 1 and 5 year, and since inception periods, as applicable, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class A and Institutional shares are those of the Investor shares. Class A shares commenced operations on November 28, 2008. Institutional shares commenced operations on November 30, 2012. These returns have not been adjusted to take into account the lower expenses applicable to Class A and Institutional shares, but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.

		The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for the 1 and 5 year, and since inception periods, as applicable, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: 27.64% (quarter ended 6/30/09) and –23.40% (quarter ended 12/31/08). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/15, were –0.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014 (with maximum sales charge for Class A shares)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini International Social Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
2007	rr_AnnualReturn2007	2.22%
2008	rr_AnnualReturn2008	(46.65%)
2009	rr_AnnualReturn2009	28.68%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(13.45%)
2012	rr_AnnualReturn2012	22.53%
2013	rr_AnnualReturn2013	25.77%
2014	rr_AnnualReturn2014	(3.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.40%)
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Year	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2006
Domini International Social Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none	[4],[5]
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	$ 627
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,334
10 Years	rr_ExpenseExampleYear10	2,359
1 Year	rr_ExpenseExampleNoRedemptionYear01	627
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,359
1 Year	rr_AverageAnnualReturnYear01	(7.93%)
5 Year	rr_AverageAnnualReturnYear05	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2006
Domini International Social Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Year	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2006
Domini International Social Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
5 Year	rr_AverageAnnualReturnYear05	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2006
Domini International Social Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2006
Domini International Social Equity Fund | MSCI EAFE (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Year	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, and Institutional share expenses to 1.60%, 1.57%, and 1.27%, respectively. The agreement expires on November 30, 2016, absent an earlier modification by the Fund’s Board.
[4]	(under $1 million)
[5]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.